UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2011

Check here if Amendment [  ]; Amendment Number:_____
    This Amendment (Check only one):[  ]  is a restatement.
				    [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pope Asset Management, LLC
Address:	5100 Poplar Avenue, Suite 805
		Memphis, TN  38137

Form 13F File Number:	28-10004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Casey McCandless
Title:			Chief Compliance OFficer
Phone:			901-763-4001
Signature, 			Place, 		Date of Signing:
Casey McCandless	Memphis, Tennessee	08/09/2011

Report Type(Check only one):
				[ X ]  13F HOLDINGS REPORT.
				[   ]  13F NOTICE.
				[   ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 1
Form 13F Information Table Entry Total:69
Form 13F Information Table Value Total:	345249

List of Other Included Managers:

No. 13F File Number		Name

01	28-06557			Capital Strategies Advisors, Inc.
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

FORM 13F INFORMATION TABLE VOTING AUTHORITY

NAME OF ISSUER TITLE OF CLASS CUSIP VALUE (x$1000) SHARES/PRN AMT
SH/PRN PUT/CALL INVSTMT DSCRETN OTHER MNGRS SOLE SHARED NONE

Annuity & Life Re Hldgs Ltd Sh Common G03910109 27732 24533809 SH Sole
24533809 0

Benda Pharmaceuticals Inc Common 08165P108 313 22337998 SH Sole 22337998 0

Chevrontexaco Corp Common 166764100 247 2400 SH Sole 2400 0

China Housing and Land Develop Common 16939V103 6113 4366607 SH Sole 4366607
 0

China Housing and Land Develop Common 16939V103 1420 1014600 SH Other 01 0
1014600

China Pharma Hldgs Inc Com Common 16941T104 4450 1977713 SH Sole 1977713 0

China Pharma Hldgs Inc Com Common 16941T104 983 436745 SH Other 01 0 436745

China Ritar Power Corp Common 169423100 2264 4921012 SH Sole 4921012 0

China Ritar Power Corp Common 169423100 278 603649 SH Other 01 0 603649

China Sky One Med Inc Com Common 16941P102 2536 1163422 SH Sole 1163422 0

China Yida Hldg Co Com New Common 16945D204 9213 3155086 SH Sole 3155086 0

China Yida Hldg Co Com New Common 16945D204 900 308107 SH Other 01 0 308107

Conocophillips Nfs Llc Is Common 20825C104 15622 207760 SH Sole 207760 0

Conocophillips Nfs Llc Is Common 20825C104 3596 47822.086 SH Other 01 0
47822

Dnb Nor Asa Ord Shs Common R1812S105 31401 2240448 SH Sole 2240448 0

Dnb Nor Asa Ord Shs Common R1812S105 7354 524700 SH Other 01 0 524700

Enerchina Holdings Limited Hk Common G30392131 7780 496244311 SH Sole
496244311 0

Enerchina Holdings Limited Hk Common G30392131 2433 155207040 SH Other 01 0
155207040

Exxon Mobil Corporation Common 30231G102 285 3500 SH Sole 3500 0

Full Apex Holdings Ltd Shs Common G3687W106 15193 98160999 SH Sole
98160999 0

Full Apex Holdings Ltd Shs Common G3687W106 3368 21761100 SH Other 01 0
21761100

Fushi Intl Inc Com Common 36113C101 1173 204747 SH Sole 204747 0

Fushi Intl Inc Com Common 36113C101 448 78153 SH Other 01 0 78153

Guangdong Nan Yue Logistics Co Common Y2930Z106 4911 19300731 SH Sole
19300731 0

Guangdong Nan Yue Logistics Co Common Y2930Z106 1117 4390731 SH Other 01 0
4390731

Harbin Elec Inc Common 41145W109 832 55000 SH Sole 55000 0

Jiangbo Pharmaceuticals Inc Common 47737R101 2294 744696 SH Sole 744696 0

Kingboard Copper Foil Hldgs Or Common G52567107 18026 64142528 SH Sole
64142528 0

Kingboard Copper Foil Hldgs Or Common G52567107 4533 16129000 SH Other 01 0
16129000

Liandi Clean Technology Inc Co Common 52989W105 2280 762459 SH Sole 762459 0

Luye Pharma Group Ltd Common G5722Z101 12015 13418870 SH Sole 13418870 0

Luye Pharma Group Ltd Common G5722Z101 2323 2594000 SH Other 01 0 2594000

Mobileone Ltd Common Y8838Q122 14638 7102656 SH Sole 7102656 0

Mobileone Ltd Common Y8838Q122 2663 1292000 SH Other 01 0 1292000

Murphy Oil Corp Common 626717102 525 8000 SH Sole 8000 0

Oslo Bors Vps Hldg Nok2 Common R6890P105 8278 504695 SH Sole 504695 0

Oslo Bors Vps Hldg Nok2 Common R6890P105 2079 126749 SH Other 01 0 126749

Qiao Xing Mobile Communicat Common G73031109 2882 1549194 SH Sole 1549194 0

Qiao Xing Mobile Communicat Common G73031109 579 311550 SH Other 01 0 311550

Regal Petroleum Plc Shs Common G7476L106 14987 21036574 SH Sole 21036574 0

Regal Petroleum Plc Shs Common G7476L106 2093 2938000 SH Other 01 0 2938000

Sandnes Sparebank Primary Ca Common R74676108 216 14776 SH Sole 14776 0

Shengtai Pharmaceutical Inc Common 823214200 2255 1734735 SH Sole 1734735 0

Shengtai Pharmaceutical Inc Common 823214200 15 11400 SH Other 01 0 11400

Sinolink Worldwide Hldgs Ltd Common G8165B102 7233 68638417 SH Sole 68638417
 0

Sinolink Worldwide Hldgs Ltd Common G8165B102 2078 19723500 SH Other 01 0
19723500

Sparebanken Midt Norge Common R82401101 1440 158040 SH Sole 158040 0

Sparebanken Midt Norge Common R82401101 306 33600 SH Other 01 0 33600

Sparebanken Nord Norge Prim Common R8288N106 4643 648771 SH Sole 648771 0

Sparebanken Nord Norge Prim Common R8288N106 734 102514 SH Other 01 0 102514

Sparebanken Ost Nok10 Common R1984E108 547 87023 SH Sole 87023 0

Sparebanken Vest As Primary Ca Common R8323C107 381 49800 SH Sole 49800 0

Tethys Petroleum Limited Usd O Common G87636109 44987 40200792 SH Sole
40200792 0

Tethys Petroleum Limited Usd O Common G87636109 8003 7151900 SH Other 01 0
7151900

Tianyin Pharmaceutical Co Inc Common 88630M104 4612 3202715 SH Sole 3202715 0

Tianyin Pharmaceutical Co Inc Common 88630M104 330 229340 SH Other 01 0
229340

Totens Sparebank As Primary Ca Common R92151100 1179 71878 SH Sole 71878 0

Truly Intl Hldgs Hkd0.10 Common G91019102 4494 30948498 SH Sole 30948498 0

Truly Intl Hldgs Hkd0.10 Common G91019102 1145 7887000 SH Other 01 0 7887000

United Food Holdingsltd Common G9232V105 2990 56461622 SH Sole 56461622 0

United Food Holdingsltd Common G9232V105 935 17656488 SH Other 01 0 17656488

Wuyi International Pharmaceut Common G98089108 13317 154662500 SH Sole
154662500 0

Wuyi International Pharmaceut Common G98089108 1253 14557500 SH Other 01 0 14557500

         345249